Document and Entity Information	Jun. 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001680367
Document Type	8-K
Document Period End Date	Jun. 08, 2026
Entity Registrant Name	Shattuck Labs, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39593
Entity Tax Identification Number	81-2575858
Entity Address, Address Line One	500 W. 5th Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	900-4690
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	STTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false